NOTE 6 – PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
NOTE 6 – PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021
Telecommunication equipment	$290,660	$258,871
Telecommunication software	593,497	618,125
Other equipment	98,085	108,805
Total property and equipment	982,242	985,801
Accumulated depreciation and amortization	(595,535)	(576,419)
Total property and equipment	$386,707	$409,382

Depreciation and amortization expense for the six months ended June 30, 2022 and 2021 amounted to $62,371 and $42,421, respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Telecommunication equipment	$258,871	$259,000
Telecommunication software	618,125	530,514
Other equipment	108,805	47,206
Total property and equipment	985,801	836,720
Accumulated depreciation and amortization	(576,419)	(486,190)
Total property and equipment	$409,382	$350,530

Depreciation expense for the year ended December 31, 2021 and 2020 amounted to $91,474 and $68,602, respectively.